SHARE-BASED AWARDS - Stock-basd compensation expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 9,162	$ 9,990	$ 13,196	$ 14,974	$ 3,761
Stock option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	5,411	7,085	9,175	7,526	$ 3,761
Excess of the repurchase price over the fair value of common stock awards repurchased
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	0	590	590	6,552
Vesting of restricted shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 3,751	$ 2,315	3,431	$ 896
Unvested stock options and Restricted Shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unamortized stock-based compensation costs			$ 29,200
Unamortized compensation costs are expected to be recognized over a weighted-average period			2 years 7 months 6 days
RSU
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unamortized stock-based compensation costs			$ 95,600
Time-based vesting condition | RSU
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unamortized stock-based compensation costs			$ 9,300